5. Debt - Summary of Debt Transactions (Details) (Q2) (USD $)	Jun. 25, 2014	May 08, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Quarter 2 [Member]	Dec. 31, 2013 Quarter 2 [Member]
Notes payable				$ 872,534	$ 855,640	$ 454,646	$ 503,203
Notes payable - related party			26,108	133,000			26,108
Convertible notes	870,100	1,400,000	2,194,133			4,464,233	2,194,132
Convertible notes - related party			50,000			50,000	50,000
Less: debt discount			(1,925,191)			(4,174,650)	(1,925,191)
Debt - net			848,253	872,534		794,229	848,252
Amortization of debt discount						671,683	92,304
Less: current portion - notes payable			(98,086)	(236,325)		(98,086)	(98,086)
Less: current portion - notes payable - related party			(26,108)	(133,000)		0	(26,108)
Long term debt - net			$ 816,362	$ 503,209		$ 1,367,826	$ 816,362